Shareholders' Equity and Comprehensive Income Shareholders' Equity and Comprehensive Income (Comprehensive Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 25, 2015	Sep. 26, 2014	Sep. 27, 2013
Accumulated Other Comprehensive Income (Loss)
Net income	$ 549	$ 1,839	$ 533
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss), before Reclassification and Tax	(541)	(133)	(85)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, before Tax	1	(40)	(9)
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax	0	(1)	(6)
Foreign currency translation	(540)	(174)	(100)
Net actuarial (losses) gains	(128)	(104)	107
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), before Tax	22	22	26
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Tax	39	18	(54)
Defined benefit and post retirement plans, net of tax	(67)	(64)	79
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities and Derivatives Arising During Period, before Tax	(14)	(1)	2
Other Comprehensive Income (Loss), Marketable Securities and Derivatives, Tax	5	1	(2)
Other Comprehensive Income Unrealized Loss on Marketable Securities and Derivative Instruments, Net of Tax	(9)	0	0
Total other comprehensive loss, net of tax	(616)	(238)	(21)
Comprehensive (loss) income	(67)	1,601	512
Less: comprehensive (loss) income attributable to noncontrolling interests	(2)	1	(3)
Comprehensive (loss) income attributable to Tyco ordinary shareholders	(65)	1,600	515
Gain (Loss) on Derivative Used in Net Investment Hedge, Net of Tax	9
Amounts transferred from accumulated other comprehensive income (loss) currency translation	1
Amounts transferred from accumulated other comprehensive income currency translation, included in (loss) income from discontinued operations	1
Amounts transferred from amortization of net actuarial losses and included in income from discontinued operations	6
Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss)
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax		(1)
Comprehensive (loss) income attributable to Tyco ordinary shareholders	(540)	(174)	(100)
Amounts transferred from accumulated other comprehensive income (loss) currency translation	$ (40)	(9)
Amounts transferred from accumulated other comprehensive income currency translation, included in (loss) income from discontinued operations		$ 40	$ 0